Credit risk exposure and allowances - Disclosure Of Allowances (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 ARS ($)
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	$ 2,619,792
Loss allowances on loan commitments and financial guarantees	432,207
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1,924,599)
Loss allowances on loan commitments and financial guarantees	(151,914)
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	800,397
Loss allowances on loan commitments and financial guarantees	94,655
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(39,919)
Loss allowances on loan commitments and financial guarantees	(2,891)
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	15,867
Loss allowances on loan commitments and financial guarantees	1,393
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(221,428)
Loss allowances on loan commitments and financial guarantees	162,639
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	5,574,300
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	392,836
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(4,257,378)
Loss allowances on loan commitments and financial guarantees	(189,989)
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	0
Loss allowances on loan commitments and financial guarantees	0
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	357,715
Loss allowances on loan commitments and financial guarantees	3,831
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Gain of control over subsidiaries [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	118,312
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1,371,575)
Loss allowances on loan commitments and financial guarantees	(182,266)
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Other Adjustments [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	2,387,810
Not credit-impaired [member] | Stage 1 [Member] | Loss allowances collectively assessed [member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	4,059,294
Loss allowances on loan commitments and financial guarantees	560,501
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	1,178,408
Loss allowances on loan commitments and financial guarantees	100,150
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	6,657,589
Loss allowances on loan commitments and financial guarantees	442,347
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(2,012,315)
Loss allowances on loan commitments and financial guarantees	(207,836)
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1,803,284)
Loss allowances on loan commitments and financial guarantees	(8,170)
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	44,213
Loss allowances on loan commitments and financial guarantees	481
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	126,266
Loss allowances on loan commitments and financial guarantees	(48,430)
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	159,904
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	171,209
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1,113,597)
Loss allowances on loan commitments and financial guarantees	(63,408)
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(2)
Loss allowances on loan commitments and financial guarantees	0
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	127,973
Loss allowances on loan commitments and financial guarantees	1,894
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Gain of control over subsidiaries [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	1,366
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(776,257)
Loss allowances on loan commitments and financial guarantees	(54,029)
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Other Adjustments [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	4,057,444
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances collectively assessed [member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	6,647,708
Loss allowances on loan commitments and financial guarantees	334,208
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	142,649
Loss allowances on loan commitments and financial guarantees	240
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	63,175
Loss allowances on loan commitments and financial guarantees	386
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(2,618)
Loss allowances on loan commitments and financial guarantees	(18)
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(248,102)
Loss allowances on loan commitments and financial guarantees	(161)
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	53,098
Loss allowances on loan commitments and financial guarantees	588
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	119,558
Loss allowances on loan commitments and financial guarantees	10,730
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	139,052
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	1,281
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(44,822)
Loss allowances on loan commitments and financial guarantees	(202)
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	0
Loss allowances on loan commitments and financial guarantees	0
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	22,176
Loss allowances on loan commitments and financial guarantees	225
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Gain of control over subsidiaries [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	0
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(65,557)
Loss allowances on loan commitments and financial guarantees	(1,383)
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Other Adjustments [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	0
Not credit-impaired [member] | Stage 2 [Member] | Loss allowances individually assesed [member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	178,609
Loss allowances on loan commitments and financial guarantees	11,686
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	2,081,940
Loss allowances on loan commitments and financial guarantees	17,223
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	0
Loss allowances on loan commitments and financial guarantees	0
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	0
Loss allowances on loan commitments and financial guarantees	0
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	4,713,131
Loss allowances on loan commitments and financial guarantees	126,548
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(501,933)
Loss allowances on loan commitments and financial guarantees	(103,106)
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	639,811
Loss allowances on loan commitments and financial guarantees	569
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	446,884
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	6,464
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1,111,743)
Loss allowances on loan commitments and financial guarantees	(16,199)
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(2,787,695)
Loss allowances on loan commitments and financial guarantees	(35)
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	8,884
Loss allowances on loan commitments and financial guarantees	0
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Gain of control over subsidiaries [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	114,505
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1,011,534)
Loss allowances on loan commitments and financial guarantees	(8,707)
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Other Adjustments [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(3,162)
Credit-impaired | Stage 3 [Member] | Loss allowances collectively assessed [member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	2,589,088
Loss allowances on loan commitments and financial guarantees	22,757
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	916,764
Loss allowances on loan commitments and financial guarantees	1,406
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	0
Loss allowances on loan commitments and financial guarantees	0
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	0
Loss allowances on loan commitments and financial guarantees	0
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	415,789
Loss allowances on loan commitments and financial guarantees	826
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(187,084)
Loss allowances on loan commitments and financial guarantees	(784)
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	1,784,274
Loss allowances on loan commitments and financial guarantees	469
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	309,836
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	0
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | Repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(130,888)
Loss allowances on loan commitments and financial guarantees	0
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1,880)
Loss allowances on loan commitments and financial guarantees	0
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	528,933
Loss allowances on loan commitments and financial guarantees	0
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | Gain of control over subsidiaries [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	0
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(660,983)
Loss allowances on loan commitments and financial guarantees	(492)
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | Other Adjustments [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	0
Credit-impaired | Stage 3 [Member] | Loss allowances individually assesed [member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	2,974,761
Loss allowances on loan commitments and financial guarantees	1,425
Total credit impaired [member] | Opening balance (under IFRS 9) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	6,939,553
Loss allowances on loan commitments and financial guarantees	551,226
Total credit impaired [member] | Transfers from Stage 1 to Stage 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	4,796,165
Loss allowances on loan commitments and financial guarantees	290,819
Total credit impaired [member] | Transfers from Stage 2 to Stage 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(1,214,536)
Loss allowances on loan commitments and financial guarantees	(113,199)
Total credit impaired [member] | Transfers from Stage 1 or 2 to Stage 3 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	3,037,615
Loss allowances on loan commitments and financial guarantees	116,152
Total credit impaired [member] | Transfers from Stage 3 to Stage 1 or 2 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(575,839)
Loss allowances on loan commitments and financial guarantees	(101,428)
Total credit impaired [member] | Changes without transfers between Stages [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	2,448,481
Loss allowances on loan commitments and financial guarantees	125,977
Total credit impaired [member] | New financial assets originated [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	6,629,976
Total credit impaired [member] | New Loan Commitments And Financial Guarantees Originated [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on loan commitments and financial guarantees	571,790
Total credit impaired [member] | Repayments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(6,658,428)
Loss allowances on loan commitments and financial guarantees	(269,798)
Total credit impaired [member] | Write-offs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(2,789,577)
Loss allowances on loan commitments and financial guarantees	(35)
Total credit impaired [member] | Foreign exchange [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	1,045,681
Loss allowances on loan commitments and financial guarantees	5,950
Total credit impaired [member] | Gain of control over subsidiaries [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	234,183
Total credit impaired [member] | Inflation adjustment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	(3,885,906)
Loss allowances on loan commitments and financial guarantees	(246,877)
Total credit impaired [member] | Other Adjustments [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	6,442,092
Total credit impaired [member] | Closing balance [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loss allowances on financial assets at amortised cost and at fair value through other comprehensive income	16,449,460
Loss allowances on loan commitments and financial guarantees	$ 930,577